IOWA PUBLIC AGENCY INVESTMENT TRUST
Interim Financial Report
DECEMBER 31, 2001

www.ipait.org

SPONSORED BY THE
IOWA ASSOCIATION OF MUNICIPAL UTILITIES
IOWA STATE ASSOCIATION OF COUNTIES
IOWA LEAGUE OF CITIES

Trustees' Report

To Iowa Public Agency Investment Trust Participants:

The Iowa Public Agency Investment Trust (IPAIT) is pleased to present this semi-annual report of Trust operations for the period ended December 31, 2001. Market rates for short-term securities experienced an unprecedented decline as the Federal Reserve Board began to worry about an economy that might slip into recession following the tragic events of September 11. Rates declined dramatically over the period as the Federal Reserve Board openly adopted a reversal of previous policy, now focused on stimulating a rapidly-cooling economy. A total of eleven rate cuts totaling 4.75 percent left short-term rates at their lowest levels since the early 1960's.

Investment rates for IPAIT followed this monetary trend, falling throughout the period. Throughout these changing market conditions, IPAIT maintained a consistent focus upon its three complementary investment objectives; protection of invested participant funds, maintaining the necessary degree of liquidity to accommodate participant needs and providing participants with an excellent market rate of return.

IPAIT's investment programs continue to serve numerous participants and maintain large amounts of invested funds. As of December 31, 2001, a combined total of 372 cities, counties, municipal utilities and 28E organizations were authorized to invest in IPAIT. During the semi-annual period, total assets invested within the liquid funds ranged from a low of $288,511,100 to a high of $408,519,816. When fixed term securities are included, the respective figures range from a low of $393,954,578 to a high of $511,463,652.

IPAIT also introduced participants to IPASonline during the period, IPAIT's proprietary Internet-based Participant Accounting System that provides participants with real-time access to every component of program performance, including electronic transaction investments and withdrawals. Nearly fifty percent of participants now receive monthly statement advisements via the internet, eliminating a great deal of paper and postage.

The Board of Trustees is very pleased with the success of the IPAIT cash management program and, as always, would welcome any comments or suggestions that you might have. Our goal is to provide a cash management program that is increasingly responsive to member needs.

Respectfully,

Robert Hagey, Chair
Board of Trustees

Management Discussion

The Federal Reserve cut the federal funds rate by 4.75 percent in 2001, from 6.50 percent to 1.75 percent. The Federal Reserve began reducing the federal funds rate before the official onset of the recession and continued to quickly move the rate downward throughout the year. The federal funds rate is now at its lowest level in 40 years. The rate on the IPAIT Diversified Fund moved down as well from 6.04 percent to 1.88 percent during calendar year 2001.

The stimulus factors of rate cuts, lower energy prices, and fiscal policy prices are acting with their typical timing to bolster the economy in 2002. The Federal Reserve has lowered the federal funds rate aggressively in the last year. Rate cuts typically lead GDP growth by 12 months. Like rate cuts, oil prices tend to lead the economy by 12 months. Oil prices are 16 percent lower than a year ago. Though Congress has not passed another fiscal stimulus package, the tax cut legislation of last summer and the emergency spending bills passed following the terrorist attack are working through the economy.

Early indicators suggest an economic recovery is now in sight. Claims for unemployment insurance are declining and consumers' plans to make future purchases are increasing. Small business confidence is also improving. In the manufacturing sector, new orders have rebounded to the highest levels in a year and industrial commodity prices have stopped declining.

As evidence of an economic recovery mounts, the Fed is likely to reverse course. Later this year the Fed may begin raising rates.

The average maturity of the Fund ended the period at 48.6 days. The majority of securities held in the portfolio mature within 180 days. This will allow those maturities to be reinvested at potentially higher yields later in the year. Despite today's low yield environment, the IPAIT Diversified Fund continues to provide a competitive yield relative to other short-term investment opportunities.

As always, the IPAIT program emphasizes three elements: safety, liquidity, and competitive rates, in that order. We look forward to continuing to service your cash management needs.

Sincerely,

Kathryn D. Beyer, CFA

Managing Director
Investors Management Group

IOWA PUBLIC AGENCY INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
STATEMENT OF NET ASSETS (Unaudited)
DECEMBER 31, 2001
(Showing Percentage of Net Assets)

		Yield at
Par		Time of		Amortized
Value	Description	Purchase	Due Date	Cost

DISCOUNTED GOVERNMENT SECURITIES -- 33.80%
$5,000,000	Federal Agricultural Mortgage Corporation, Discount Note	2.32%	01/16/02	$4,995,250
5,000,000	Federal Home Loan Mortgage Corporation, Discount Note	2.30%	01/25/02	4,992,500
7,744,000	Federal Agricultural Mortgage Corporation, Discount Note	2.06%	01/30/02	7,731,399
2,730,000	Federal Home Loan Mortgage Corporation, Discount Note	2.31%	01/31/02	2,724,859
10,000,000	Federal Agricultural Mortgage Corporation, Discount Note	2.04%	02/04/02	9,981,111
5,005,000	Federal National Mortgage Association, Discount Note	4.27%	02/07/02	4,984,064
3,759,000	Federal Home Loan Mortgage Corporation, Discount Note	2.00%	02/14/02	3,749,995
10,000,000	Federal National Mortgage Association, Discount Note	2.00%	02/14/02	9,976,044
2,500,000	Federal National Mortgage Association, Discount Note	1.88%	02/15/02	2,494,375
10,000,000	Federal National Mortgage Association, Discount Note	2.03%	02/21/02	9,971,808
1,095,000	Federal Farm Credit Bank, Discount Note	3.75%	02/22/02	1,089,259
10,000,000	Federal Home Loan Mortgage Corporation, Discount Note	1.77%	03/14/02	9,965,200
750,000	Federal Home Loan Mortgage Corporation, Discount Note	3.78%	03/15/02	744,449
10,000,000	Federal Home Loan Mortgage Corporation, Discount Note	2.01%	03/15/02	9,960,053
10,000,000	Federal National Mortgage Association, Discount Note	2.00%	03/18/02	9,958,622
10,000,000	Federal National Mortgage Association, Discount Note	1.77%	03/21/02	9,961,817
3,803,000	Federal National Mortgage Association, Discount Note	4.27%	03/23/02	3,767,335
	TOTAL (cost -- $107,048,140)			$107,048,140

COUPON SECURITIES -- 33.84%
$4,840,000	Federal National Mortgage Association, 6.63%	3.48%	01/15/02	$4,845,690
5,000,000	Federal National Mortgage Association, 6.63%	2.39%	01/15/02	5,007,959
1,260,000	Federal Home Loan Bank, 5.12%	4.08%	01/16/02	1,260,515
3,000,000	Federal Home Loan Bank, 4.88%	4.06%	01/22/02	3,001,347
3,000,000	Federal National Mortgage Association, 6.54%	4.09%	02/01/02	3,006,002
5,000,000	Federal Home Loan Bank, 6.75%	3.83%	02/01/02	5,012,003
8,800,000	Federal Home Loan Bank, 6.75%	2.06%	02/01/02	8,834,100
10,000,000	Federal Farm Credit Bank, 6.63%	2.51%	02/01/02	10,034,042
5,425,000	Federal Home Loan Bank, 5.00%	4.27%	02/04/02	5,428,521
1,500,000	Federal Home Loan Bank, 4.90%	2.86%	02/07/02	1,503,009
1,545,000	Federal National Mortgage Association, 7.50%	4.27%	02/11/02	1,550,399
1,100,000	Federal National Mortgage Association, 7.50%	3.77%	02/11/02	1,104,462
10,000,000	Federal Home Loan Bank, 6.75%	2.43%	02/15/02	10,052,017
500,000	Student Loan Marketing Association, Variable Rate 2.25%*	2.17%	02/22/02	500,000
2,000,000	Federal Farm Credit Bank, 5.52%	2.04%	02/25/02	2,010,270
6,000,000	Federal Home Loan Bank, 7.00%	4.28%	02/25/02	6,023,692
6,020,000	Federal Home Loan Bank, 6.35%	3.78%	02/26/02	6,042,960
1,000,000	Federal Home Loan Bank, 5.13%	2.70%	02/26/02	1,003,635
2,444,000	Federal National Mortgage Association, 5.38%	4.03%	03/15/02	2,450,396
5,000,000	Federal National Mortgage Association, 6.63%	1.82%	04/15/02	5,068,081
2,000,000	Federal Home Loan Mortgage Corporation, 6.75%	4.13%	04/18/02	2,013,896
10,000,000	Federal National Mortgage Association, 7.55%	1.82%	04/22/02	10,173,580
750,000	Student Loan Marketing Association, Variable Rate 2.45%*	2.29%	05/02/02	750,000
7,500,000	Federal Home Loan Bank, 3.46%	3.46%	10/03/02	7,500,000
1,000,000	Federal Home Loan Bank, 2.73%	2.75%	10/11/02	999,856
2,000,000	Federal Home Loan Bank, 2.69%	2.23%	10/25/02	2,000,892
	TOTAL (cost -- $107,177,324)			$107,177,324

CERTIFICATES OF DEPOSIT -- 5.56%
$400,000	Exchange Bank, Collins	4.00%	01/07/02	$400,000
400,000	Exchange Bank, Collins	4.00%	01/07/02	400,000
1,000,000	St. Ansgar State Bank, St. Ansgar	4.00%	01/07/02	1,000,000
1,500,000	Valley State Bank, Eldridge	4.00%	01/14/02	1,500,000
250,000	Ft. Madison Bank & Trust, Ft. Madison	6.25%	01/16/02	250,000
500,000	Farmers State Bank, Hawarden	2.75%	01/17/02	500,000
500,000	Tri County Bank & Trust, Cascade	4.00%	01/18/02	500,000
250,000	Ft. Madison Bank & Trust, Ft. Madison	6.25%	01/22/02	250,000
250,000	State Savings Bank, Baxter	6.00%	01/22/02	250,000
250,000	Tri County Bank & Trust, Cascade	4.00%	01/28/02	250,000
1,000,000	Liberty Bank, Arnolds Park	3.85%	02/04/02	1,000,000
500,000	Community First National Bank, Decorah	2.25%	02/04/02	500,000
500,000	First Federal Bank, Newton	3.85%	02/06/02	500,000
500,000	First Central State Bank, DeWitt	3.85%	02/06/02	500,000
250,000	Premier Bank, Rock Valley	3.80%	02/25/02	250,000
500,000	First National Bank, Fairfield	3.75%	03/04/02	500,000
250,000	Citizens Bank, Sac City	3.25%	03/18/02	250,000
500,000	Valley State Bank, Eldridge	5.38%	03/19/02	500,000
1,000,000	Community First National Bank, Decorah	2.97%	03/20/02	1,000,000
500,000	Farmers State Bank, Hawarden	2.85%	04/15/02	500,000
200,000	Maxwell State Bank, Maxwell	4.75%	04/23/02	200,000
900,000	First State Bank, Ida Grove	4.40%	05/29/02	900,000
1,000,000	St. Ansgar State Bank, St. Ansgar	4.40%	06/07/02	1,000,000
450,000	Community Bank, Preston	2.50%	06/10/02	450,000
1,000,000	Liberty Bank, Arnolds Park	4.40%	06/11/02	1,000,000
1,000,000	Union State Bank, Winterset	2.25%	06/14/02	1,000,000
500,000	First American Bank, Ames	2.25%	06/17/02	500,000
500,000	Tri County Bank & Trust, Cascade	2.25%	06/19/02	500,000
250,000	Citizens Bank, Sac City	4.50%	07/05/02	250,000
500,000	Citizens Bank, Sac City	4.50%	08/13/02	500,000
500,000	Freedom Financial Bank, West Des Moines	4.50%	09/13/02	500,000
	TOTAL (cost -- $17,600,000)			$17,600,000

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) -- 33.07%
$41,432,000	Merrill Lynch, Repurchase Agreement	1.75%	01/02/02	$41,432,000
41,432,000	UBS Warburg, Repurchase Agreement	1.68%	01/02/02	41,432,000
	TOTAL (cost -- $82,864,000)			$82,864,000

TOTAL INVESTMENTS -- 99.37% (cost -- $314,689,464)				$314,689,464

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES -- .63%
	(Includes $83,495 payable to IMG and $537,736
	dividends payable to unitholders)			$2,001,402

NET ASSETS -- 100%
	Applicable to 316,690,866 outstanding units			$316,690,866

NET ASSET VALUE:				$1.00
	Offering and redemption price per unit ($316,690,866
	divided by 316,690,866 units outstanding)

*Denotes floating rate investment with interest rate as of December 31, 2001.

IOWA PUBLIC AGENCY INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO
STATEMENT OF NET ASSETS (Unaudited)
DECEMBER 31, 2001
(Showing Percentage of Net Assets)

		Yield at
Par		Time of		Amortized
Value	Description	Purchase	Due Date	Cost

COUPON SECURITIES -- 11.27%
2,748,000	Treasury Coupon Receipt (TIGER), 0.00%	4.05%	02/15/02	2,734,664
2,031,000	Treasury Coupon Receipt (TIGER), 0.00%	4.05%	02/15/02	2,021,143
1,857,000	Treasury Bearer Coupon Conversion, 0.00%	4.05%	02/15/02	1,847,988
2,650,000	Private Export Funding, 6.24%	2.44%	05/15/02	2,686,617
	TOTAL (cost -- $9,290,412)			$9,290,412

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) -- 88.93%
$73,307,000	UBS Warburg, Repurchase Agreement	1.58%	01/02/02	$73,307,000
	TOTAL (cost -- $73,307,000)			$73,307,000

TOTAL INVESTMENTS -- 100.20% (cost -- $82,597,412)				$82,597,412

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES -- (.20%)
	(Includes $23,734 payable to IMG and $104,424
	dividends payable to unitholders)			($164,547)

NET ASSETS -- 100%
	Applicable to 82,432,865 outstanding units			$82,432,865

NET ASSET VALUE:				$1.00
	Offering and redemption price per unit ($82,432,865
	divided by 82,432,865 units outstanding)			$1.00
IOWA PUBLIC AGENCY INVESTMENT TRUST
STATEMENT OF OPERATIONS (Unaudited)
For the period July 1, 2001 to December 31, 2001

		Direct Government
	Diversified Portfolio	Obligation Portfolio
INVESTMENT INCOME:
Interest	$4,575,959	$1,155,195

EXPENSES:
Investment advisory, administrative,
and program support fees	434,264	131,457
Custody and bank trust services fees	171,023	49,794
Distribution fees	139,473	39,835
Other fees and expenses	34,869	9,959

Total Expenses	779,629	231,045

NET INVESTMENT INCOME	$3,796,330	$924,150

IOWA PUBLIC AGENCY INVESTMENT TRUST
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
For the period July 1, 2001 to December 31, 2001

		Direct Government
	Diversified Portfolio	Obligation Portfolio
From Investment Activities:
Net investment income
distributed to unitholders	$3,796,330	$924,150

From Unit Transactions:
(at constant net asset value of $1
per unit)
Units sold	$470,046,337	$44,550,046
Units issued in reinvestment
of dividends from net
investment income	3,796,330	924,150
Units redeemed	(422,242,620)	(23,016,992)
Net increase (decrease) in net assets
derived from unit transactions	51,600,047	22,457,204

Net assets at beginning of period	265,090,819	59,975,661

Net assets at end of period	$316,690,866	$82,432,865

See accompanying notes to financial statements.

Iowa Public Agency Investment Trust -- Diversified Portfolio

Selected Data for Each Unit of Portfolio
Outstanding Through Each Period*				2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period				$1.000	$1.000	$1.000	$1.000	$1.000
Net Investment Income				0.028	0.060	0.048	0.048	0.051
Dividends Distributed				(0.028)	(0.060)	(0.048)	(0.048)	(0.051)
Net Asset Value, End of Period				$1.000	$1.000	$1.000	$1.000	$1.000

Total Return				2.79%	6.02%	4.79%	4.81%	5.11%
Ratio of Expenses to Average Net Assets				0.56%	0.56%	0.57%	0.57%	0.57%
Ratio of Net Income to Average Net Assets				2.79%	6.02%	4.79%	4.81%	5.11%
Net Assets, End of Period (000 Omitted)				$316,691	$238,635	$213,110	$192,712	$161,914
*For the six month period ending December 31, annualized
Iowa Public Agency Investment Trust -- Direct Government Obligation Portfolio
Selected Data for Each Unit of Each Portfolio
Outstanding Through Each Period*				2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period				$1.000	$1.000	$1.000	$1.000	$1.000
Net Investment Income				0.024	0.059	0.046	0.047	0.050
Dividends Distributed				(0.024)	(0.059)	(0.046)	(0.047)	(0.050)
Net Asset Value, End of Period				$1.000	$1.000	$1.000	$1.000	$1.000

Total Return				2.43%	5.92%	4.63%	4.68%	5.01%
Ratio of Expenses to Average Net Assets				0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of Net Income to Average Net Assets				2.43%
5.92%	4.63%	4.68%	5.01%
Net Assets, End of Period (000 Omitted)				$82,433	$67,438	$61,810	$72,730	$52,182
*For the six month period ending December 31, annualized

See accompanying notes to financial statements.

Notes to Financial Statements (Unaudited)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

Iowa Public Agency Investment Trust (IPAIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorizes Iowa public agencies to jointly invest moneys pursuant to a joint investment agreement. IPAIT is registered under the Investment Company Act of 1940. IPAIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1987, and commenced operations on November 13, 1987. The Joint Powers Agreement and Declaration of Trust was amended September 1, 1988, and again on May 1, 1993. As amended, IPAIT is authorized to operate and now operates investment programs, including the Diversified Portfolio and Direct Government Obligation Portfolios. The accompanying financial statements include activities of the Diversified and Direct Government Obligation Portfolios. The objective of the portfolios is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law. Wells Fargo Bank Iowa N.A., serves as the Custodian and Bank Trust Services Provider, and Investors Management Group serves as the Investment Adviser, Administrator and Program Support Provider.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the period. Actual results could differ from those estimates.

In reporting financial activity, IPAIT applies applicable Governmental Accounting Standards Board (GASB) pronouncements, as well as all Financial Accounting Standards Board and predecessor statements and interpretations not in conflict with GASB pronouncements.

IPAIT is exposed to various risks in connection with operation of the Diversified Portfolio and adheres to policies which mitigate market risk in the portfolio and maintains insurance coverage for fidelity and errors and omissions exposures. IPAIT has had no claims or settlements under its insurance coverage since its organization in 1987.

Investments in Securities

The Diversified and Direct Government Obligation Portfolios consist of cash and short-term investments valued at amortized cost pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for the portfolio.

Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded on the accrual basis.

IPAIT is authorized by investment policy and statute to invest public funds in obligations of the U.S. government, its agencies and instrumentalities; certificates of deposit and other evidences of deposit at federally insured Iowa depository institutions approved and secured pursuant to Chapter 12 of the Code of Iowa; and repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that IPAIT's custodian takes delivery of the collateral either directly or through an authorized custodian.

In connection with transactions in repurchase agreements, it is IPAIT's policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults and the value of the collateral declines, realization of the collateral by IPAIT may be delayed or limited. At December 31, 2001, the securities purchased under overnight agreements to resell were collateralized by government and government agency securities with market values of $84,529,519 and $74,773,674 for the Diversified and Direct Government Obligation Portfolios, repsectively.

Certificates of deposit amounts in excess of the $100,000 federal deposit insurance are collateralized with securities or letters of credit held by IPAIT's custodian in IPAIT's name, or by the Iowa multiple financial institution collateral pool in accordance with Chapter 12C of the Code of Iowa, which provides for additional assessments against depositories to ensure there will be no loss of public funds.

Under Governmental Accounting Standards as to custodial credit risk, IPAIT's investments in securities are classified as category one. Category one consists of insured or registered securities or securities held by IPAIT or its agent in IPAIT's name and is the most secure investment category description.

Unit Issues, Redemptions and Distributions

IPAIT determines the net asset value of each portfolio daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income for each portfolio are declared daily and distributed monthly.

Income Taxes

IPAIT is exempt from federal and state income tax.

Fees and Expenses

Under separate agreements with IPAIT, Investors Management Group (IMG), the Investment Adviser, Administrator and Program Support Provider, and Wells Fargo Bank Iowa, N.A. (Wells Fargo), the Custodian and Bank Trust Services Provider, are paid an annual fee for operating the investment programs.

For each of the portfolios, IMG receives .230 percent of the average daily net asset value up to $150 million, .185 percent from $150 to $300 million, and .140 percent exceeding $300 million for investment adviser and administrative fees. In addition, IMG receives .100 percent of the average daily net asset value up to $250 million and .125 percent exceeding $250 million for program support fees. For the six month period ended December 31, 2001 the Diversified and Direct Government Obligation Portfolios paid $434,264 and $131,457, respectively, to IMG for services provided.

For each of the portfolios, Wells Fargo receives .050 percent of the average daily net asset value up to $150 million, .045 percent from $150 to $300 million, and .040 percent exceeding $300 million for custodial services. For each of the portfolios, Wells Fargo also receives .075 percent of the average daily net asset value for bank trust services. For the six month period ended December 31, 2001 the Diversified and Direct Government Obligation Portfolios paid $171,023 and $49,794, respectively,to Wells Fargo for services provided.

Under a distribution plan the public agency associations collectively receive an annual fee of .100 percent of the daily net asset value of the portfolios. For the six month period ended December 31, 2001 the Diversified and Direct Government Obligation Portfolios paid $78,241 and $36,455, respectively, to the Iowa League of Cities, and $20,941 and $3,380, respectively, to the Iowa Association of Municipal Utilities. For the six month period ended December 31, 2001, the Diversified Portfolio paid $40,291 to Iowa State Association of Counties.. IPAIT is responsible for operating expenses incurred directly by IPAIT. All fees are computed daily and paid monthly.

(2) SECURITIES TRANSACTIONS

Purchases of portfolio securities for the Diversified and Direct Government Obligation Portfolios aggregated $11,090,549,990 and $7,637,471,000, respectively, for the six month period ended December 31, 2001. Proceeds from maturities of securities for the Diversified and Direct Government Obligation Portfolios aggregated $11,039,356,990 and $7,615,304,452, respectively, for the six month period ended December 31, 2001.

BOARD OF TRUSTEES

ROBERT HAGEY,Treasurer, Sioux	Paul Oldham,Office Manager, Algona
County, Chair	Municipal Utilities,Trustee
TOM HANAFAN,Mayor, Council Bluffs,	JODY E. SMITH,Director of
Vice Chair	Administrative Services, West Des
DON KERKER,Director of Finance and	Moines, Trustee
Administrative Services, Muscatine	BOB HAUG,Executive Director, Iowa
Power and Water,Trustee	Association of Municipal Utilities,Ex-
ARLYS HANNAM, City Clerk, Coralville,	Officio Member and Secretary
Trustee	THOMAS BREDEWEG,Executive Director,
JIM AHRENHOLTZ, Office Manager,	Iowa League of Cities,Ex-Officio
Denison Municipal Utility,Trustee	Member and Treasurer
FLOYD MAGNUSSON,Supervisor, Webster	WILLIAM PETERSON,Executive Director,
County,Trustee	Iowa State Association of Counties
Diane Kiefer,Treasurer, Wapello	Ex-Officio Member and Assistant
County,Trustee	Secretary

SERVICE PROVIDERS

ADMINISTRATOR - INVESTMENT	LEGAL COUNSEL:
ADVISER:	Ahlers, Cooney, Dorweiler, Haynie,
Investors Management Group	Smith & Allbee, P.C.
2203 Grand Avenue	100 Court Avenue, Ste. 600
Des Moines, IA 50312-5338	Des Moines, IA 50309
CUSTODIAN AND BANK TRUST	INDEPENDENT AUDITORS:
SERVICE PROVIDER:	KPMG LLP
Wells Fargo Bank Iowa, N.A.	2500 Ruan Center
666 Walnut, P.O. Box 837	Des Moines, IA 50309
Des Moines, IA 50304

IOWA PUBLIC AGENCY INVESTMENT GROUP
www.ipait.org
666 Walnut, P.O. Box 837
Des Moines, Iowa 50304
(800) 872-0140 or (515) 245-3245